John Hancock Short Duration Municipal Opportunities Fund Investment Objectives and Goals - Classes A C I and R6 [Member] - John Hancock Short Duration Municipal Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Short Duration Municipal Opportunities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek total return exempt from federal income tax as is consistent with preservation of capital.